FAIR VALUE MEASUREMENTS (Details Textual) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 662,764	$ 181,708	$ 769,000